Background: (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Impairment of investment in other company					$ 1,439
Operating loss	$ (771)	$ (2,705)	$ (2,904)	$ (4,553)	(12,256)
Loss from continuing operations	628	(2,359)	507	(1,631)	(16,933)
Net income (loss) including portion attributable to non-controlling interest	694	(3,156)	793	(3,866)	(19,392)	(13,264)
Net loss attributable to FC Global Realty Incorporated	$ 694	$ (3,156)	$ 795	$ (3,866)	$ (19,384)	$ (13,264)
Basic EPS: Continuing operations	$ 0.01	$ (0.23)	$ (0.13)	$ (0.23)
Basic and diluted net loss per share					$ (3.52)	$ (3.18)
Comprehensive loss	$ 629	$ (2,965)	$ 747	$ (376)	$ (15,967)	$ (16,074)
Previously Reported [Member]
Impairment of investment in other company					862
Operating loss					(11,679)
Loss from continuing operations					(16,356)
Net income (loss) including portion attributable to non-controlling interest					(18,815)
Net loss attributable to FC Global Realty Incorporated					$ (18,807)
Basic EPS: Continuing operations					$ (2.96)
Basic and diluted net loss per share					$ (3.41)
Comprehensive loss					$ (15,390)
Restatement Adjustment [Member]
Impairment of investment in other company					577
Operating loss					(577)
Loss from continuing operations					(577)
Net income (loss) including portion attributable to non-controlling interest					(577)
Net loss attributable to FC Global Realty Incorporated					$ (577)
Basic EPS: Continuing operations					$ (0.11)
Basic and diluted net loss per share					$ (0.11)
Comprehensive loss					$ (577)